RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

37.    Related-party transactions

Sibanye-Stillwater entered into related-party transactions with Rand Refinery, and its subsidiaries during the year as detailed below. The transactions with these related parties are generally conducted with terms comparable to transactions with third parties, however in certain circumstances such as related-party loans, the transactions were not at arm’s length.

Refer to note 1.3 for the Group structure which provides further detail on the relationship between parent and subsidiary companies.

 Rand Refinery

Rand Refinery, in which Sibanye-Stillwater holds a 44.4% interest, has an agreement with the Group whereby it refines all the Group’s gold production. No dividends were received during the years ended 31 December 2019, 2018 and 2017. For the year ended 31 December 2019, the group sold gold and paid refining fees to Rand Refinery.

The table below details the transactions and balances between the Group and its related-parties:

Figures in million - SA rand	Note	2019	2018	2017
Rand Refinery
Gold sales		505.5	616.2	-
Refining fees paid		(24.8)	(29.1)	(32.5)
Interest income	16.1	-	-	1.5
Trade payable		(4.5)	(3.1)	(4.0)

 Key management remuneration

The executive directors and prescribed officers were paid the following remuneration during the year:

Figures in thousands - SA rand	Salary	Cash bonus accrued for 2018 paid in 2019	Accrual of Bonus Share awards and Performance Share proceeds	Pension scheme total contributions	Expense allowance and other benefits	2019	2018
Executive directors
Neal Froneman[1]	12,521	10,482	6,989	912	1,013	31,917	35,760
Charl Keyter	6,295	4,994	3,329	899	507	16,024	17,697
Prescribed officers
Chris Bateman[2]	8,919	4,481	2,988	318	8,583	25,289	16,885
Shadwick Bessit	4,186	3,252	2,168	739	250	10,595	688
Hartley Dikgale	3,721	2,235	1,490	260	192	7,898	8,761
Dawie Mostert	3,833	2,808	1,872	523	248	9,284	10,112
Themba Nkosi	3,797	2,424	1,616	280	-	8,117	7,265
Wayne Robinson	4,511	2,940	1,960	366	267	10,044	10,925
Richard Stewart	3,947	2,828	1,885	438	330	9,428	12,986
Robert van Niekerk	5,083	4,567	3,045	565	287	13,547	13,508
Total	56,813	41,011	27,342	5,300	11,677	142,143	134,587

[1] Entered into a dual service contract with effect 1 May 2018. Remuneration paid in US dollars was converted at the average exchange rate of R14.46/US$ for the year ended 31 December 2019

[2] Remuneration paid in US dollars was converted at the average exchange rate of R14.46/US$ for the year ended 31 December 2019. The other (cash) benefit represents the contracted payout of benefits arising from the treatment of unvested share-based remuneration in respect of the Stillwater Mining Company share plan, which comprised shares granted in the form of time-based restricted stock unit awards and performance-based restricted stock unit awards. In accordance with the change of control provisions of the Stillwater Mining Company share plan, on the acquisition of Stillwater Mining Company by Sibanye-Stillwater all shares (i.e. time-based restricted stock unit awards and performance-based restricted stock unit awards) were converted to a cash settlement at US$18/share with phased payments. No further performance criteria were to be applied with settlement subject to the prescribed officer remaining in the employment of Sibanye-Stillwater at 31 December to qualify for the payment. The final tranche was payable at 31 December 2019

The non-executive directors were paid the following fees during the year:

Figures in thousands - SA rand	Directors fees	Committee fees	Expense allowance	2019	2018
Tim Cumming	998	692	105	1,795	1,698
Savannah Danson	998	611	-	1,609	1,480
Barry Davison[1]	404	262	-	666	1,649
Harry Kenyon-Slaney[2]	1,103	596	-	1,699	-
Rick Menell	998	833	-	1,831	1,723
Sello Moloko	1,407	-	-	1,407	1,802
Nkosemntu Nika	998	611	-	1,609	1,435
Keith Rayner	998	784	99	1,881	1,723
Sue van der Merwe	998	611	-	1,609	1,491
Jerry Vilakazi	998	364	-	1,362	1,289
Vincent Maphai[3]	340	482	-	822	-
Total	10,240	5,846	204	16,290	14,290

[1] Resigned as a non-executive director on 28 May 2019

[2] Appointed as a non-executive director on 16 January 2019

[3] Appointed as a non-executive chairman of the board on 1 June 2019

The directors’ and prescribed officers’ share ownership at 31 December 2019 was[1]:

	Number of shares		%
	2019	2018	2019	2018
Executive directors
Neal Froneman[3]	4,858,723	4,555,954	0.18	0.20
Charl Keyter[3]	1,673,316	1,530,119	0.06	0.07
Non-executive directors			-
Tim Cumming[2]	242	106	-	-
Barry Davison[4]	-	1,567,710	-	0.07
Rick Menell[2]	108,625	108,625	-	-
Sello Moloko[4]	-	111,534	-	-
Keith Rayner[2]	68,992	68,992	-	-
Sue van der Merwe[2]	1,028	1,028	-	-
Total share ownership by directors	6,710,926	7,944,068
Prescribed officers
Chris Bateman[3]	32,747	32,747	-	-
Shadwick Bessit[3]	31,652	219,782	-	0.01
Hartley Dikgale[3]	184,311	114,744	0.01	0.01
Dawie Mostert[3]	38,975	50,743	-	-
Themba Nkosi[3]	796	19,107	-	-
Wayne Robinson[3]	73,292	39,321	-	-
Richard Stewart[3]	362,747	421,653	0.01	0.02
Robert van Niekerk[3]	257,732	271,537	0.01	0.01
Total	7,693,178	9,113,702

[1] Following the scheme of arrangement between Sibanye Gold Limited and Sibanye Stillwater Limited, effective 24 February 2020, the Directors’ shareholdings are in Sibanye Stillwater Limited. On the effective date of the scheme of arrangement, Sibanye Stillwater Limited owns 100% of the issued share capital of Sibanye Gold Limited

[2] Share ownership in Sibanye Stillwater Limited[1] at the date of this report is unchanged

[3] Share ownership in Sibanye Stillwater Limited[1] at the date of this report was:

•	Neal Froneman - 5,167,082 shares
•	Charl Keyter - 1,846,767 shares
•	Chris Bateman - 130,988 shares
•	Shadwick Bessit - 124,707 shares
•	Hartley Dikgale - 283,079 shares
•	Dawie Mostert – 27,118 shares
•	Themba Nkosi - 89,290 shares
•	Wayne Robinson - 184,333 shares
•	Richard Stewart - 495,303 shares
•	Robert van Niekerk - 501,057 shares

[4] Resigned during 2019

None of the directors’ immediate families or associates held any direct shareholding in Sibanye-Stillwater’s issued share capital.